Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Financial Information of VIEs

Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

	December 31,
	2011	2012
Cash and cash equivalents	$31,489,211	$3,569,002
Accounts receivable, net of allowance for doubtful accounts of $1,189,024 and $337,287 in 2011 and 2012, respectively	4,465,802	484,869
Rental deposits	7,890,513	5,008,834
Other current assets	1,607,836	732,515

Total current assets	$45,453,362	$9,795,220
Rental deposits	2,799,863	1,552,404
Equipment, net	5,874,342	1,956,549
Acquired intangible assets, net	2,366,486	152,547
Goodwill (Note 1)	404,623,715	10,220,065
Other long-term assets	630,394	42,116

Total long-term assets	$416,294,800	$13,923,681

Total assets	$461,748,162	$23,718,901

Accounts payable	4,321,376	493,885
Accrued expenses and other current liabilities	16,878,170	9,328,748
Income taxes payable	3,051,811	3,575,786
Deferred tax liabilities	1,753,744	899,788

Total current liabilities	26,005,101	14,298,207
Total long-term liabilities	$791,750	$—

Total liabilities	$26,796,851	$14,298,207

	For the ended December 31,
	2010	2011	2012
Net revenues	$21,491,910	$11,550,022	$4,750,718
Gross loss	(19,019,078)	(22,512,385)	(17,072,713)
Net loss	$(35,930,035)	$(41,077,487)	$(26,973,766)

Note 1: In 2012, the Group converted certain PRC operating affiliates, which were VIEs into directly owned PRC operating subsidiaries, therefore the goodwill associated with acquisitions of the PRC operating affiliates in the early stages of the Group’s corporate history decreased from $404.6 million, as of December 31, 2011, to $10.2 million, as of December 31, 2012.